LIFE OF VIRGINIA SEPARATE ACCOUNT I

Financial Statements

For the six months ended June 30, 1998

(Unaudited)

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LIFE OF VIRGINIA SEPARATE ACCOUNT I

Table of Contents

For the six months ended June 30, 1998

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                                                                          Page

Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................2
    Statements of Changes in Net Assets...................................3

Notes to Financial Statements.............................................4
(Unaudited)
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

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statements of Assets and Liabilities
As of June 30, 1998
(Unaudited)

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                                                    GE Investments Funds, Inc.
                                         -------------------------------------------------
                                             S&P 500       Money       Total
                                              Index       Market      Return       Income
Assets                                         Fund         Fund        Fund         Fund
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
Investment in GE Investments Funds,
Inc., at
   fair value (note 2):
    S&P 500 Index Fund (146,336
    shares;

       cost - $2,325,357)             $    3,307,186           -           -            -
    Money Market Fund (2,027,499
    shares;

      cost - $1,991,825)                          -     2,027,499          -            -
    Total Return Fund (37,084 shares;

      cost - $480,786)                            -            -      543,658           -
    Income Fund (92,706 shares;

      cost - $1,124,002)                          -            -           -     1,167,170

Receivable from affiliate (note 3)            10,586       13,087          -            -
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 Total assets                         $    3,317,772    2,040,586     543,658    1,167,170
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Liabilities
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Accrued expenses payable to
affiliate (note 3)                             3,481          128       1,989        5,503

Payable for units withdrawn                      650           -          93            2
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Total liabilities                              4,131          128       2,082        5,505
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 Net
assets                                $    3,313,641    2,040,458     541,576    1,161,665
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Analysis of Net Assets
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For flexible premium variable life
insurance policies                    $    3,313,641      122,378     541,576       39,143
Attributable to The Life Insurance
Company of Virginia                               -     1,918,080          -     1,122,522
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 Net
assets                                $    3,313,641    2,040,458     541,576    1,161,665
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Outstanding units                             38,738        6,562      12,056        3,767
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 Net asset value per unit             $        85.54        18.65       44.92        10.39
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

See accompanying notes to unaudited financial statements.

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LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statements of Operations
For the six months ended June 30, 1998
(Unaudited)

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                                                                GE Investments Funds, Inc.
                                               -------------------------------------------------------------
                                                    S&P 500          Money           Total
                                                      Index         Market          Return           Income
                                                       Fund           Fund            Fund             Fund
------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends from GE Investments
        Funds, Inc.                         $             -         49,749               -                -
    Expenses - Mortality and expense risk
       charges (note 3)                               7,782            297           1,297              108
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Net investment income (expense)                      (7,782)        49,452          (1,297)            (108)
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Net realized and unrealized gain (loss) on investments:
    Net realized gain                                38,742            743           1,761              446
    Unrealized appreciation (depreciation)
      on investments                                457,745           (743)         52,146           43,969
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Net realized and unrealized gain
    on investments                                  496,487              -          53,907           44,415
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 Increase in net assets from operations     $       488,705         49,452          52,610           44,307
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

See accompanying notes to unaudited financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT I

Statements of Changes in Net Assets
As of June 30, 1998
(Unaudited)

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                                                              GE Investments Funds, Inc.
                                            ---------------------------------------------------------------
                                                 S&P 500            Money            Total
                                                   Index           Market           Return          Income
                                                    Fund             Fund             Fund            Fund
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
   Net investment income (expense)       $        (7,782)          49,452           (1,297)           (108)
   Net realized gain                              38,742              743            1,761             446
   Unrealized appreciation (depreciation)
     on investments                              457,745             (743)          52,146          43,969
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Increase in net assets from operations           488,705           49,452           52,610          44,307
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From capital transactions:
   Net premiums                                   67,449            2,262           18,700           2,415
   Loan interest                                  (2,800)            (138)          (1,211)           (177)
   Transfers (to) from the general
     account of Life of Virginia:
       Death benefits                             (7,089)               -                -               -
       Surrenders                                (28,252)               -             (808)         (2,195)
       Loans                                        (780)               -              845               -
       Cost of insurance (note 3)                (68,153)          (5,923)         (18,276)         (1,807)
       Transfer gain (loss) and
         transfer fees (note 3)                      917           (3,126)            (187)            235
       Capital contribution (withdrawal)               -                -                -               -
       Transfers (to) from the Guarantee
         Account (note 1)                            106                -                -               -
   Interfund transfers                           (13,984)          33,035                -         (19,051)
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Increase (decrease) in net assets from
   capital transactions                          (52,586)          26,110             (937)        (20,580)
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Increase in net assets                           436,119           75,562           51,673          23,727

Net assets at beginning of year                2,877,522        1,964,896          489,903       1,137,938
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Net assets at end of year                $     3,313,641        2,040,458          541,576       1,161,665
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

See accompanying notes to unaudited financial statements.

Life of Virginia Separate Account I

Notes to Financial Statements

June 30, 1998

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(Unaudited)
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 (1)  Description of Entity

      Life of Virginia Separate Account I (the Account) is a separate investment account established in 1984 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia prior to December 31, 1988. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation.

 (2)  Summary of Significant Accounting Policies

      Investments

      Investments are stated at fair value, which is based on the underlying net asset value per share of the respective funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

      The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1998 were:


                                          Cost of Shares   Proceeds From
Fund                                            Acquired     Shares Sold
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GE Investments Funds, Inc.:
    S&P 500 Index                              $ 109,339         168,195
    Money Market                                 119,360          40,569
    Total Return                                  21,091          22,778
    Income                                        12,498          33,171
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                                        4

Life of Virginia Separate Account I

Notes to Financial Statements

June 30, 1998

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(Unaudited)
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     (2) Continued


      Capital Transactions

The increase (decrease) in outstanding units from capital transactions for the six months ended June 30, 1998 is as follows:

                                                GE Investments Funds, Inc.
                                  ----------------------------------------------
                                        S&P 500     Money      Total
                                          Index    Market     Return     Income
                                          Fund      Fund       Fund       Fund
--------------------------------------------------------------------------------
Units outstanding at December 31,1997    39,434     4,958     12,075      5,815

From capital transactions:
   Net premiums                             878       125        473        238
   Loan Interest                            (36)       (8)       (31)       (17)
   Tranfers (to) from the
   general acct. of Life of Virginia:
     Death benefits                         (92)        -          -          -
     Surrenders                            (368)        -        (20)      (216)
     Loans                                  (10)        -         21          -
     Cost of insurance                     (887)     (325)      (462)      (178)
     Fixed Transfers                          1         -          -          -
   Interfund transfers                     (182)    1,812          -     (1,875)
--------------------------------------------------------------------------------
Net increase (decrease) in units resulting
   from capital transactions               (696)    1,604        (19)    (2,048)
--------------------------------------------------------------------------------
Units outstanding at June 30, 1998       38,738     6,562     12,056      3,767
--------------------------------------------------------------------------------


Federal Income Taxes

      The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the
      Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

      Use of Estimates

      Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

Life of Virginia Separate Account I

Notes to Financial Statements

June 30, 1998

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(Unaudited)
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(3)   Related Party Transactions

      Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions retained as compensation for certain distribution expenses and premium taxes. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with accomplishing the surrender.

      A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .50% of the net assets of the Account.

      GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

      Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by Life of Virginia.

      GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market Fund and .50% for the Total Return and Income Funds.

      Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

                                   6